Investment Strategy - Amplify Tokenization Technology Leaders ETF	Dec. 19, 2025
Prospectus [Line Items]
Strategy [Heading]	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]

The Fund has adopted a policy pursuant to Rule 35d-1 under the Investment Company Act of 1940, as amended (the “1940 Act”) to invest, under normal circumstances, at least 80% of its net assets (including borrowings for investment purposes) in financial instruments that comprise the Index. The Fund’s investments will primarily include common stocks and/or depositary receipts, such as American Depositary Receipts (“ADRs”) and Global Depositary Receipts (“GDRs”) and select exchange-traded products linked to digital assets, as further described below. Amplify Investments LLC (“Amplify Investments” or the “Adviser”) serves as the investment adviser to the Fund and Penserra Capital Management LLC (“Penserra” or the “Sub-Adviser”) serves as investment sub-adviser to the Fund. The Index was created and maintained by MarketVectorTM (the “Index Provider”). The Index Provider is not affiliated with the Fund, the Adviser or the Sub-Adviser.

The Index. Tokenization is the process of converting ownership rights in an asset, such as a security, into a digital token recorded, transferred and managed on a blockchain or distributed ledger. The Index uses a rules-based methodology to measure the market performance of companies that are substantially involved in activities relating to the technology or infrastructure of tokenized assets (“Tokenization Technology Leaders”) and exchange traded products linked to digital assets substantially involved in activities relating to the issuance, technology or infrastructure of tokenized assets (“Digital Asset ETPs”), in each case, as described further below.

Under normal market conditions, the Fund will invest at least 80% of its net assets (plus any borrowings for investment purposes) in Tokenization Technology Leaders and/or Digital Asset ETPs, as represented by the Index. The Fund, using an indexing investment approach, attempts to replicate, before fees and expenses, the performance of the Index. Therefore, the Fund expects to hold substantially all of the component securities of the Index; however, there may be times when the Fund does not hold every security in the Index.

Tokenization Technology Leaders.

The Index begins with a universe of common stocks and/or depositary receipts of Tokenization Technology Leaders. Tokenization Technology Leaders are comprised of two categories — Core Tokenization Technology Companies and Non-Core Tokenization Technology Companies.

1.       Core Tokenization Technology Companies: derive at least 50% of their revenues from (i) the tokenization of real world or financial assets or (ii) the provision of technology and infrastructure to facilitate or secure the issuance, trading, authentication, management, storage, conversion, and interoperability of tokenized real world or financial assets. (clauses (i)-(ii), the “Tokenization Activities”).

2.       Non-Core Tokenization Technology Companies: derive at least 50% of their revenue from one or more of the following technology and financial products or services where: (i) those products and services can be utilized for Tokenization Activities or (ii) those companies have made substantial investments in tokenization-related technology as represented by the number and quality of tokenization technology patents held, as classified and evaluated by EconSight AG, a third-party patent data provider to the Index Provider.

•        Qualifying technology and financial products or services includes:

○        Capital Markets Services and Technology: Online brokerage activities, including self-directed wealth management and robo-advisors, market making, and trading platforms;

○        Digital Assets Industry: Operation of digital asset exchanges, payment gateways, or other capital market activities, provision of digital asset infrastructure, facilitation of commerce with use of digital assets, or provision of software, technology, or services to the digital assets industry;

○        Financial Services: Online banking services and peer or consumer lending platforms, asset managers, custodian banks, and other banks and insurance companies (companies included exclusively because of these activities must meet the patent-related thresholds below);

○        Web 3.0 and artificial intelligence Technologies: Companies that offer content delivery networks and content delivery optimization solutions, web 3.0 and metaverse-related technologies (including companies that provide a virtual environment where an unlimited number of users can interact with each other, their digital representations, or virtual objects), and/or generative AI, AI-based search, or AI as a service.

•        Tokenization Technology Patent Criteria: For purposes of the Index methodology, patents are identified and categorized as “tokenization-related” by EconSight AG.

○        Holding at least one world class tokenization-related patent; or,

○        Ranking in the top twenty-five (or top thirty-five for current components) in total number of granted tokenization-related patents (companies are sorted by number of patents and all companies that have greater than or equal to the number of patents at the 25th are included (35th for current components)).

Patent data used by the Index Provider is sourced from EconSight AG. EconSight AG classifies patents as tokenization-related and maintains a portfolio of active total tokenization technology patents of publicly traded companies. The criteria described above assess patent quality in two ways: (i) the “world class” designation, which identifies individual patents that are distinguished based on the novelty of the underlying invention and the significance of citations in academic and industry literature, serves as a measure of individual patent quality and (ii) the total number of granted tokenization-related patents held by a company, which serves as a relative measure of the depth and significance of a company’s investment in tokenization technology compared to its peers.

From this list of eligible constituents, companies must have a free float of at least 10 percent, a market capitalization exceeding $150 million, a three-month average daily trading volume of at least $1 million in each of the current quarter and the two preceding quarters, and at least 250,000 shares traded per month over the last six months in each of the current quarter and the two preceding quarters. For constituents already included in the Index, companies must have a free float of at least 10 percent, a market capitalization exceeding $75 million, a three-month average daily trading volume of at least $200,000 in the three preceding quarters, and either average daily trading volume of at least $600,000 in the current quarter or one of the two preceding quarters or at least 200,000 shares traded over the last six months in the current quarter or one of the two preceding quarters. The Index Provider uses publicly available filings and disclosures and third-party data sources to assess eligibility and liquidity. .

All companies in the eligible universe are first sorted in descending order by free-float market capitalization. Next, all companies identified as Core Tokenization Technology Companies (regardless of their market capitalization) are placed at the top of the list. Companies are then ranked, with a rank of 1 assigned to the security at the top of the list. The top 50 ranked companies are selected for inclusion in the Index, along with any current Index components that rank within the top 75. If fewer than 25 company constituents are identified, the Index Provider will add additional companies, following the same ranking methodology, until a total of twenty-five (25) constituents have been selected for inclusion. See “Weightings” below for information regarding the weighting of constituents.

Digital Asset ETPs.

The Index is designed to provide investment exposure to digital assets that serve as the blockchain infrastructure, network security and functionality for the creation and operation of tokenized assets. To be eligible for inclusion in the Index, a Digital Asset ETP must (i) be included in the MarketVectorTM Digital Assets 100 Index (which is designed to track the performance of the largest 100 digital assets), (ii) be listed on an exchange in the United States and (iii) be directly involved in one or more of the following digital asset categories related to tokenization technology and infrastructure, as determined by the Index Provider:

○        Payments: Digital assets used by banks, custodians, and financial technology organizations for tokenized settlement and cross-border flows.

○        Smart Contract Platforms: Digital assets that rank among the top five blockchains by outstanding tokenized asset supply, or maintain institutional partnerships for real world asset issuance and settlement.

○        Infrastructure Applications: Digital assets that support the underlying technology and operations of tokenization, including real world asset platforms along with oracles and identity/interop services used for issuing and managing tokenized assets.

○        Decentralized Finance and Decentralized Exchanges: Digital assets used in decentralized protocols that focus on liquidity, collateralization, or trading of tokenized instruments.

Digital Asset ETPs must have assets under management of at least $2.5 million at time of inclusion ($1.75 million for current components) for Index inclusion. For any digital asset that is eligible for inclusion, only the largest U.S. Digital Asset ETP as measured by assets under management is selected. For eligible constituents, the Index Provider selects the top Digital Asset ETPs that satisfies the selection criteria. The maximum number of Digital Asset ETPs eligible for inclusion in the Index is ten (10), and, as of the date of this prospectus, the Index was comprised of four (4) Digital Asset ETPs:

•        Ethereum (ETH). Ethereum is a decentralized, open-source blockchain that enables smart contracts and supports a broad ecosystem of decentralized applications. Its native token, ether (ETH), is used to pay transaction fees, secure the network through staking, and facilitate activity across the Ethereum ecosystem. Ethereum is one of the most widely used networks for decentralized finance, NFTs, and Web3 innovation.

•        Solana (SOL). Solana is a high-speed blockchain designed to deliver fast transaction throughput at a low cost. Its architecture allows it to process thousands of transactions per second, supporting a growing decentralized finance and NFT ecosystem. Its native token, SOL, is used for transaction fees, staking, and powering applications within the Solana ecosystem.

•        Ripple (XRP). Ripple is a payments-focused blockchain network that aims to streamline cross-border money transfers. Ripple serves as a bridge currency to facilitate liquidity between global financial institutions. XRP is the native digital asset of the XRP Ledger, a blockchain optimized for cross-border payments and liquidity solutions. The asset is often used within enterprise payment frameworks seeking fast settlement and low transaction costs.

•        Chainlink (LINK). Chainlink is a decentralized oracle network that provides real-world data to blockchain-based smart contracts. Chainlink enables advanced decentralized financial applications to connect with external information. The LINK token is used to compensate node operators and maintain security across the oracle network.

The Fund will not directly invest in digital assets. See “Additional Information About the Fund’s Strategies and Risks — Additional Information Regarding Digital Asset ETPs” for further information regarding the digital assets described above.

Weighting.

The Index investment weighting between Tokenization Technology Leaders and Digital Asset ETPs are divided into investment tiers as follows:

•        Tokenization Technology Leaders Tier: The Tokenization Technology Leaders Tier shall be assigned a weight of 75% if five (5) or fewer Digital Asset ETPs are included as of the rebalance date. For each additional Digital Asset ETP, the Tokenization Technology Leaders tier’s weight decreases by 5% up to the inclusion of the tenth Digital Asset ETP, at which point the Tokenization Technology Leaders tier’s weight shall reach its minimum level of 50%.

•        Digital Assets ETP Tier: The Digital Assets ETP Tier shall be assigned a weight of 25% if five (5) or fewer Digital Asset ETPs are included as of the rebalance date. For each additional Digital Asset ETP, the ETP tier’s weight shall increase by 5% up to the inclusion of the tenth Digital Asset ETP, at which point the ETP tier’s weight shall reach its maximum level of 50%.

Within the Tokenization Technology Leaders Tier, if less than ten (10) Core Tokenization Technology Companies are included in the Index, all constituents within the Tokenization Technology tier are equally weighted. If more than ten (10) Core Tokenization Technology Companies are included in the Index, the Tokenization Technology Leaders will be further segregated into two tiers for weighting purposes:

1.       Core Tokenization Technology Companies tier weight will be 67%.

2.       Non-Core Tokenization Technology Companies tier weight will be 33%.

For the Tokenization Technology Leaders, the maximum security weight is the security’s three-month average daily trading volume in USD divided by $250 million. Components receive a weight equal to 1 divided by the number of components in the same tier (i.e., Tokenization Technology Leaders tier or Digital Assets ETP tier) then multiplied by the applicable tier weight. If a security’s weight exceeds the maximum weight, the weight will be reduced to the maximum weight and the excess weight will be redistributed among uncapped components equally within the same tier. This process is repeated until the sum of all components’ weights is equal to 100% and no component’s weight exceeds the applicable maximum security weight. Constituent companies are subject to lower size and liquidity requirements in order to mitigate turnover

Within the Digital Asset ETP Tier, the Digital Asset ETPs are equally weighted. For the Digital Asset ETPs, the maximum security weight is the ETP’s assets under management in USD divided by $1 billion. If a security’s weight exceeds the maximum weight, the same process described immediately above is followed.

As of the date of this prospectus, the Index was comprised of fifty-three (53) constituents, of which 3 are Core Tokenization Technology Companies and 46 are Non-Core Tokenization Technology Companies.

The Index is reconstituted on a semi-annual basis in March and September and rebalanced on a quarterly basis in March, June, September and December. The Fund rebalances its portfolio in accordance with its Index, and, therefore, any changes to the Index’s rebalance schedule will result in corresponding changes to the Fund’s rebalance schedule.

Additional Information about Tokenization. Tokenization is the process by which ownership rights or interests in a wide range of assets are converted into digital tokens that are recorded, transferred, and managed on a blockchain or distributed ledger. Examples of assets include securities, bank deposits, real estate, commodities, artwork, intellectual property and other tangible or intangible items. Each token functions as a digital representation of a specific claim to the underlying asset, and can be transferred or traded electronically, often in real time. The use of blockchain technology in tokenization provides a secure, transparent and immutable record of ownership and transaction history, which can reduce the risk of fraud and errors associated with traditional recordkeeping systems. Tools like bridges help blockchains connect and share information, while rules called token standards decide how digital tokens are made and used. Tokenization also enables fractional ownership, allowing assets to be divided into smaller units and made accessible to a broader range of investors, thereby increasing liquidity and facilitating more efficient capital formation. In addition, tokenized assets can be embedded with smart contracts which streamlines administrative tasks and reduces operational risk. However, tokenization introduces new challenges, including the need for robust cybersecurity measures to protect digital credentials and prevent unauthorized access, as well as the potential for technological failures or vulnerabilities in the underlying blockchain infrastructure. The legal and regulatory treatment of tokenized assets remains uncertain and is evolving, with differences in recognition, enforceability, and transferability across jurisdictions and asset types. Market adoption of tokenization is still in its early stages, and the development of standardized practices and regulatory clarity will be critical to its broader acceptance.

Cayman Subsidiary. The Fund expects to invest in shares of Digital Asset ETPs indirectly through a wholly-owned subsidiary of the Fund organized under the laws of the Cayman Islands (the “Subsidiary”). Except as noted herein, for purposes of this Prospectus, references to the Fund’s investment strategies and risks include those of the Subsidiary. Because the Fund intends to qualify for treatment as a regulated investment company (“RIC”) under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”), the size of the Fund’s investment in the Subsidiary will not exceed 25% of the Fund’s total assets at each quarter end of the Fund’s fiscal year. The Subsidiary and the Fund will have the same investment adviser, investment sub-advisers and investment objective. The Subsidiary will also follow the same general investment policies and restrictions as the Fund. The Fund complies with the provisions of the 1940 Act governing investment policies and capital structure and leverage on an aggregate basis with the Subsidiary. Furthermore, the Adviser, as the investment adviser to the Subsidiary, complies with the provisions of the 1940 Act relating to investment advisory contracts as it relates to its advisory agreement with the Subsidiary. The Subsidiary also complies with the provisions of the 1940 Act relating to affiliated transactions and custody. Because the Fund intends to qualify for treatment as a RIC under the Code, the size of the Fund’s investment in the Subsidiary will not exceed 25% of the Fund’s total assets at or around each quarter end of the Fund’s fiscal year. In order to continue to qualify as a RIC, the Fund will have to reduce its exposure to the Subsidiary on or around the end of each of the Fund’s fiscal quarter ends. At other times of the year, the Fund’s investments in the Subsidiary may significantly exceed 25% of the Fund’s total assets.

The Fund is classified as a “non-diversified company” under the Investment Company Act of 1940, as amended (the “1940 Act”).

Rule 35d-1 Eighty Percent Investment Policy [Text Block]	The Fund has adopted a policy pursuant to Rule 35d-1 under the Investment Company Act of 1940, as amended (the “1940 Act”) to invest, under normal circumstances, at least 80% of its net assets (including borrowings for investment purposes) in financial instruments that comprise the Index.